Short-term Borrowings and Long-term Debt (Summary of Subsequent Maturities of Long-term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Long-term debt by maturity:
2019	¥ 3,001,835
2020	2,570,010
2021	9,571,266
2022	2,919,507
2023	1,355,450
2024 and thereafter	7,665,177
Total	27,083,245	¥ 26,144,985
MUFG [Member]
Long-term debt by maturity:
2019	415
2020	407
2021	346,342
2022	444,581
2023	620,845
2024 and thereafter	3,949,971
Total	5,362,561	3,702,240
BK [Member]
Long-term debt by maturity:
2019	1,549,014
2020	1,068,804
2021	7,827,519
2022	1,458,833
2023	339,743
2024 and thereafter	2,268,136
Total	14,512,049	16,108,187
Other Subsidiaries [Member]
Long-term debt by maturity:
2019	1,452,406
2020	1,500,799
2021	1,397,405
2022	1,016,093
2023	394,862
2024 and thereafter	1,447,070
Total	¥ 7,208,635	¥ 6,334,558